Financial instruments and risk management - Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Financial liabilities	$ 2,517,965	$ 4,928,607	$ 5,037,600
Financial debt [Member]
Financial liabilities
Financial liabilities	(2,517,965)	(4,928,607)	(5,037,600)
Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	(5,049,103)	(4,491,171)	(4,593,344)
Lease liabilities [member]
Financial liabilities
Financial liabilities	(719,711)	(803,050)	0
Due to related parties [Member]
Financial liabilities
Financial liabilities	(80,842)	(76,704)	(147,514)
Cash and cash equivalent [Member]
Financial assets
Financial assets	17,286,374	18,662,765	17,901,845
Investment in securities at fair value through profit or loss [Member]
Financial assets
Financial assets	1,018,322	186,284	550,068
Investment in Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Financial assets
Financial assets	937,715	315,761	0
Investment in Life Insurance [Member]
Financial assets
Financial assets	71,431	65,545	66,177
Trade Receivables [Member]
Financial assets
Financial assets	2,704,058	2,523,092	2,444,013
Due from related parties [Member]
Financial assets
Financial assets	686	13,674	99
Long-term receivables [Member]
Financial assets
Financial assets	193,689	173,488	171,222
Derivative financial instruments
Financial assets
Financial assets	0	18,098	6,570
Financial liabilities
Financial liabilities	$ (194,181)	$ 0	$ 0